PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31, 2022	December 31, 2021
Machinery & Equipment	$12,995,494	$4,816,756
Furniture & Fixtures	6,128	-
Vehicles	20,000	-
Leaseholder Improvement	988,100	-
Land	980,129	-
Buildings	724,170	-
Subtotal	15,714,021	4,816,756
Less accumulated depreciation	(2,546,486)	(1,911,719)
Property and equipment, net	$13,167,535	$2,905,037